BUSINESS COMBINATION AND RECAPITALIZATION (Details Narrative) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Aug. 25, 2023	Mar. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATION AND RECAPITALIZATION
Capital stock Authorized			140,000,000
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000